UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            JohnsonFamily Funds, Inc.
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


LARGE CAP VALUE FUND

----------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
----------------------------------------------------
             COMMON STOCK - 96.01%
             AEROSPACE & DEFENSE - 6.01%
    36,085   Lockheed Martin Corp.      $ 2,086,074
    37,270   Northrop Grumman Corp.       1,933,568
    20,390   United Technologies Corp.    2,052,865
                                        -----------

                                          6,072,507
                                        -----------
             APPAREL & TEXTILES - 1.63%
    48,905   Jones Apparel Group, Inc.    1,644,675
                                        -----------
             AUTOMOTIVE - 1.96%
    75,390   Honda Motor Co. Ltd., ADR    1,978,987
                                        -----------
             BANKS - 15.07%
    44,411   Bank of America Corp.        2,059,338
    46,375   BB&T Corp.                   1,830,421
    29,645   Comerica, Inc.               1,715,260
    52,060   JPMorgan Chase & Co.         1,943,400
    59,070   Keycorp                      1,974,120
    55,915   Regions Financial Corp.      1,789,280
    28,420   SunTrust Banks, Inc.         2,046,808
    34,000   Wachovia Corp.               1,864,900
                                        -----------
                                         15,223,527
                                        -----------
             BASIC - CHEMICAL - 1.94%
    39,415   Dow Chemical Co.             1,958,925
                                        -----------
             CONSUMER STAPLES - 6.26%
    42,245   General Mills, Inc.          2,238,562
   124,670   Kroger Co.*                  2,131,857
    83,445   Sara Lee Corp.               1,959,289
                                        -----------
                                          6,329,708
                                        -----------
             DIVERSIFIED MANUFACTURING - 3.83%
    55,770   General Electric Co.         2,014,970
    44,280   SPX Corp.                    1,855,332
                                        -----------
                                          3,870,302
                                        -----------
             ENERGY - 8.22%
    30,645   Anadarko Petroleum Corp.     2,029,005
    24,110   ConocoPhillips               2,237,167
    51,850   Marathon Oil Corp.           2,008,151
    42,675   Unocal Corp.                 2,030,050
                                        -----------
                                          8,304,373
                                        -----------
             ENTERTAINMENT - 2.11%
   170,460   Liberty Media Corp.,
             Class A*                     1,779,602
     7,723   Liberty Media
             International, Inc.,
             Class A*                       349,698
                                        -----------

                                          2,129,300
                                        -----------
             FINANCIAL - 7.68%
    16,125   Bear Stearns Cos., Inc.      1,629,592
    52,410   Citigroup, Inc.              2,570,711
    72,955   MBNA Corp.                   1,939,144



----------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
----------------------------------------------------
             COMMON STOCK (CONTINUED)
             FINANCIAL (CONTINUED)
    27,045   Merrill Lynch & Co., Inc.  $ 1,624,593
                                        -----------

                                          7,764,040
                                        -----------
             HEALTH CARE - 5.53%
    82,895   Bristol-Myers Squibb Co.     1,943,059
    95,705   Schering-Plough Corp.        1,776,285
    47,225   Wyeth                        1,871,526
                                        -----------

                                          5,590,870
                                        -----------
             INSURANCE - 4.76%
    40,530   Nationwide Financial
             Services,
             Class A                      1,497,584
    33,175   Prudential Financial, Inc.   1,788,464
    88,620   UnumProvident Corp.          1,521,605
                                        -----------

                                          4,807,653
                                        -----------
             LEISURE & RECREATIONAL
             PRODUCTS - 2.01%
   104,645   Mattel, Inc.*                2,035,345
                                        -----------
             MEDICAL PRODUCTS &
             SERVICES - 2.22%
    50,485   HCA, Inc.                    2,247,592
                                        -----------
             PROFESSIONAL SERVICES - 1.94%
    38,135   Computer Sciences Corp.*     1,964,715
                                        -----------
             RAILROADS - 1.97%
     49,865  CSX Corp.                    1,993,104
                                        -----------
             REAL ESTATE INVESTMENT
             TRUSTS - 1.62%
     52,595  Duke Realty Corp.            1,635,705
                                        -----------
             RETAIL - 3.98%
    58,440   May Department Stores Co.    1,981,116
    52,035   Wendy's International,
             Inc.                         2,040,813
                                        -----------

                                          4,021,929
                                        -----------
             SERVICES - 1.54%
    66,150   Cendant Corp.                1,557,833
                                        -----------
             TECHNOLOGY - 5.56%
   100,885   Hewlett-Packard Co.          1,976,337
    72,525   Microsoft Corp.              1,905,957
    46,795   Sony Corp., ADR              1,732,351
                                        -----------

                                          5,614,645
                                        -----------
             TELEPHONES &
             TELECOMMUNICATIONS - 4.99%
    86,605   AT&T Corp.                   1,661,950
    75,240   SBC Communications, Inc.     1,787,703
    44,660   Verizon Communications,
             Inc.                         1,589,449
                                        -----------

                                          5,039,102
                                        -----------
             UTILITIES - 5.18%
    53,510   Alliant Energy Corp.         1,471,525
    26,600   FPL Group, Inc.              2,038,624

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


LARGE CAP VALUE FUND

----------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
----------------------------------------------------
             COMMON STOCK (CONTINUED)
             UTILITIES (CONTINUED)
    38,965   Progress Energy, Inc.     $  1,724,201
                                       ------------

                                          5,234,350
                                       ------------

             TOTAL COMMON STOCK
             (cost $86,060,876)          97,019,187
                                       ------------

             SHORT-TERM INVESTMENTS - 1.33%
 1,220,312   SSGA Money Market Fund       1,220,312
   118,232   SSGA U.S. Government
             Money Market Fund              118,232
                                       ------------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $1,338,544)            1,338,544
                                       ------------

             TOTAL INVESTMENTS - 97.34%
             (cost $87,399,420) #        98,357,731
                                       ------------

             Liabilities in excess of
             Cash and Other Assets -
             2.66%                        2,690,054
                                       ------------

             NET ASSETS - 100.00%      $101,047,785
                                       ============

             * NON-INCOME PRODUCING SECURITY.
             ADR -- AMERICAN DEPOSITORY RECEIPT
             LTD. -- LIMITED
             SSGA -- STATE STREET GLOBAL ADVISERS

             # AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $87,399,420, AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $14,692,637 AND ($3,734,326), RESPECTIVELY.

             FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


SMALL CAP VALUE FUND

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             COMMON STOCK - 99.30%
             APPAREL & TEXTILES - 1.48%
             Class A
    54,385   Oshkosh B'Gosh, Inc.,      $ 1,057,788
                                        -----------
             AUTOMOTIVE - 2.92%
    37,625   American Axle &
             Manufacturing Holdings,
             Inc.                         1,010,231
    36,595   Group 1 Automotive, Inc.*    1,071,136
                                        -----------

                                          2,081,367
                                        -----------
             BANKS - 10.97%
    35,080   Amcore Financial, Inc.       1,067,134
    29,526   Chemical Financial Corp.     1,095,415
    57,145   Colonial BancGroup, Inc.     1,153,186
    50,540   Old National Bancorp         1,100,248
    45,840   Susquehanna Bancshares,
             Inc.                         1,131,790
    20,985   UMB Financial Corp.          1,150,817
    24,990   Webster Financial Corp.      1,120,801
                                        -----------

                                          7,819,391
                                        -----------
             BASIC - CHEMICAL - 3.06%
    39,825   H.B. Fuller Co.              1,062,133
    49,170   Sensient Technologies
             Corp.                        1,118,617
                                        -----------

                                          2,180,750
                                        -----------
             BASIC - PAPER - 1.31%
    67,400   Rock-Tenn Co., Class A         934,838
                                        -----------
             CONSUMER STAPLES - 4.43%
   143,910   DIMON, Inc.                    948,367
    53,285   Libbey, Inc.                 1,277,774
   257,140   Winn-Dixie Stores, Inc.        928,276
                                        -----------

                                          3,154,417
                                        -----------
             DIVERSIFIED MANUFACTURING - 5.94%
    36,815   A.O. Smith Corp.               998,055
    39,500   Barnes Group, Inc.           1,013,175
    42,325   Griffon Corp.*               1,139,812
    88,750   NN, Inc.                     1,084,525
                                        -----------

                                          4,235,567
                                        -----------
             ENERGY - 6.83%
    34,775   Forest Oil Corp.*            1,171,570
    34,225   Helmerich & Payne, Inc.      1,297,127
    24,325   Stone Energy Corp.*          1,041,110
    35,130   Tidewater, Inc.              1,361,639
                                        -----------
                                          4,871,446
                                        -----------
             ENTERTAINMENT - 0.93%
    75,310   Multimedia Games, Inc.*        663,481
                                        -----------
             FINANCIAL - 1.31%
   131,530   Van der Moolen Holding,
             ADR*                           933,863
                                        -----------

-----------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
-----------------------------------------------------
             COMMON STOCK (CONTINUED)
             HEALTH CARE - 4.30%
    47,930   Alpharma, Inc., Class A    $   721,346
    37,405   Apria Healthcare Group,
             Inc.*                        1,226,884
    29,445   Par Pharmaceutical, Inc.*    1,115,966
                                        -----------

                                          3,064,196
                                        -----------
             INDUSTRIAL - 3.20%
   134,520   Intertape Polymer Group,
             Inc.*                        1,060,017
   106,730   LSI Industries, Inc.         1,218,857
                                        -----------

                                          2,278,874
                                        -----------
             INSURANCE - 4.61%
    32,750   Allmerica Financial Corp.*   1,069,288
    25,000   AmerUs Group Co.             1,114,250
   109,130   PMA Capital Corp., Class A*  1,105,487
                                        -----------

                                          3,289,025
                                        -----------
             LEISURE & RECREATIONAL
             PRODUCTS - 1.51%
    81,360   Leapfrog Enterprises,
             Inc.*                        1,078,020
                                        -----------
             MACHINERY - 1.57%
     54,435   AGCO Corp.*                 1,117,551
                                        -----------
             MEDICAL PRODUCTS & SERVICES - 3.18%
    39,820   Conmed Corp.*                1,156,771
    46,695   Steris Corp.*                1,107,605
                                        -----------
                                          2,264,376
                                        -----------

             MISCELLANEOUS BUSINESS SERVICES - 2.97%
    36,665   MAXIMUS, Inc.*               1,102,883
    44,530   NCO Group, Inc.*             1,014,394
                                        -----------

                                          2,117,277
                                        -----------
             PRINTING & PUBLISHING - 5.10%
    26,725   Banta Corp.                  1,157,460
    32,160   Harland (John H.) Co.        1,170,624
    41,395   ProQuest Co.*                1,304,770
                                        -----------

                                          3,632,854
                                        -----------

             REAL ESTATE INVESTMENT TRUSTS - 9.06%
    53,000   Glenborough Realty Trust,
             Inc.                         1,020,780
    27,465   Healthcare Realty Trust,
             Inc.                         1,001,649
    26,850   Home Properties of NY,
             Inc.                         1,084,740
    88,210   HRPT Properties Trust        1,050,581
   178,575   Prime Group Realty Trust*    1,139,308
   103,130   Winston Hotels, Inc.         1,161,244
                                        -----------
                                          6,458,302
                                        -----------
             RETAIL - 8.89%
    52,900   Claire's Stores, Inc.        1,091,327
    61,725   O'Charleys, Inc.*            1,137,900
    96,985   Payless Shoesource, Inc.*    1,145,393
    58,325   Russell Corp.                1,049,850

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


SMALL CAP VALUE FUND

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             COMMON STOCK (CONTINUED)
             RETAIL (CONTINUED)
    67,775   Ryan's Restaurant Group,
             Inc.*                      $   931,229
   100,020   Tommy Hilfiger Corp.*          982,196
                                        -----------
                                          6,337,895
                                        -----------
             SPECIALTY MACHINERY - 1.32%
    23,205   Tecumseh Products Co.,
             Class A                        942,819
                                        -----------
             TECHNOLOGY - 7.93%
    69,435   Actel Corp.*                 1,174,146
   146,060   Adaptec, Inc.*                 876,360
    53,710   DSP Group, Inc.*             1,332,545
    66,205   Electronics for Imaging*     1,125,485
    94,820   Verity, Inc.*                1,144,477
                                        -----------
                                          5,653,013
                                        -----------
             TRANSPORTATION - 1.66%
    50,345   SCS Transportation, Inc.*    1,179,080
                                        -----------
             UTILITIES - 4.82%
    47,805   Puget Energy, Inc.           1,148,276
    44,390   Southwest Gas Corp.          1,126,174
    22,755   WPS Resources Corp.          1,162,781
                                        -----------
                                          3,437,231
                                        -----------

             TOTAL COMMON STOCK
             (cost $64,274,372)          70,783,421
                                        -----------

             SHORT-TERM INVESTMENTS - 2.28%
 1,628,799   SSGA Money Market Fund       1,628,799
       222   SSGA U.S. Government
             Money Market Fund                  222
                                        -----------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $1,629,021)            1,629,021
                                        -----------

             TOTAL INVESTMENTS -
             101.58%
             (cost $65,903,393) #        72,412,442
                                        -----------

             Liabilities in excess of
             Cash and Other Assets -
             (1.58)%                     (1,123,424)
                                        -----------

             NET ASSETS - 100.00%       $71,289,018
                                        ===========
             * NON-INCOME PRODUCING SECURITY.
             ADR -- AMERICAN DEPOSITORY RECEIPT
             SSGA -- STATE STREET GLOBAL ADVISERS

             # AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $65,903,393, AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $10,124,057 AND ($3,615,008), RESPECTIVELY.

             FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


INTERNATIONAL VALUE FUND

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             FOREIGN STOCKS - 94.03%
             AUSTRALIA - 3.92%
    35,000   Australia & New Zealand
             Banking Group Ltd.         $   558,467
   300,000   Investa Property Group         499,843
    22,200   National Australia Bank
             Ltd.                           507,205
   180,000   Qantas Airways Ltd.            496,588
    78,000   Santos Ltd.                    560,940
   115,000   Telstra Corp. Ltd.             440,249
                                        -----------

                                          3,063,292
                                        -----------
             AUSTRIA - 0.76%
     1,900   OMV                            591,694
                                        -----------
             BELGIUM - 3.90%
    19,000   AGFA-Gevaert                   646,430
     6,600   Almanij                        683,543
    30,000   Dexia                          670,285
     1,000   Electrabel                     440,600
    22,500   Fortis                         608,008
                                        -----------

                                          3,048,866
                                        -----------
             CANADA - 5.88%
    10,300   Alcan, Inc.                    410,838
    18,500   BCE, Inc.                      441,197
    37,000   Biovail Corp.*                 601,483
    33,000   Domtar, Inc.                   320,757
    22,200   Husky Energy, Inc.             597,964
     7,500   Magna International,
             Inc., Class A                  570,683
    23,700   Quebecor, Inc., Class A        546,299
    11,000   Royal Bank of Canada           559,420
    14,000   Toronto-Dominion Bank          543,300
                                        -----------

                                          4,591,941
                                        -----------
             DENMARK - 0.52%
    14,000   Danske Bank A/S                408,952
                                        -----------
             FINLAND - 2.08%
    40,500   Nokia Oyj                      620,327
    29,400   Orion Oyj, B Shares            481,737
    36,000   Stora Enso Oyj, R Shares       518,552
                                        -----------

                                          1,620,616
                                        -----------
             FRANCE - 5.83%
     9,000   BNP Paribas                    649,363
    13,000   Cie de Saint-Gobain            802,739
     8,500   Peugeot SA                     528,857
     7,000   Renault SA                     572,128
     7,100   Societe Assurances
             Generales de France            538,653
    10,000   Societe BIC SA                 547,361
     4,200   Societe Generale               418,283
     2,337   Total SA                       501,132

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             FOREIGN STOCKS (CONTINUED)
             FRANCE (CONTINUED)
     2,700   Total SA STRIPS*           $        35
                                        -----------

                                          4,558,551
                                        -----------
             GERMANY - 3.63%
     8,700   Celesio AG                     675,123
     7,800   Fresenius Medical Care AG      632,125
     9,000   Schering AG                    608,888
     5,200   Siemens AG                     412,401
    10,500   Volkswagen AG                  503,829
                                        -----------

                                          2,832,366
                                        -----------
             GREECE - 0.67%
    29,155   Hellenic
             Telecommunications
             Organization SA                519,908
                                        -----------
             HONG KONG - 6.31%
   282,000   Asia Satellite
             Telecommunications
             Holdings Ltd.                  527,853
   150,000   Cheung Kong
             Infrastructure
             Holdings Ltd.                  449,044
   160,000   China Mobile Hong Kong
             Ltd.                           501,545
 1,200,000   China Petroleum and
             Chemical Corp., Class H        476,929
    86,400   CLP Holdings Ltd.              490,714
   355,000   Hang Lung Group Ltd.           618,982
   105,000   Hong Kong Electric
             Holdings                       468,468
    24,800   HSBC Holdings PLC              410,159
    69,500   Swire Pacific Ltd., Class A    545,760
   170,000   Yue Yuen Industrial
             Holdings                       443,532
                                        -----------

                                          4,932,986
                                        -----------
             IRELAND - 1.78%
     8,000   Allied Irish Banks PLC         158,824
    28,000   Allied Irish Banks PLC -
             Dublin                         556,616
    40,000   Jurys Doyle Hotel Group
             PLC                            672,632
                                        -----------

                                          1,388,072
                                        -----------
             ITALY - 0.83%
   111,600   Parmalat Finanziaria SpA*       16,002
   159,881   Telecom Italia SpA             633,575
                                        -----------

                                            649,577
                                        -----------
             JAPAN - 19.47%
    23,000   Aderans Co. Ltd.               533,565
    25,000   Aisin Seiki Co. Ltd.           592,045
     8,000   Canon, Inc.                    417,573
        90   East Japan Railway Co.         486,298
   110,000   Fuji Heavy Industries Ltd.     519,936
    15,000   Fuji Photo Film Co. Ltd.       539,365
    10,000   Honda Motor Co. Ltd.           524,866
    21,000   Kao Corp.                      489,198

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


INTERNATIONAL VALUE FUND

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             FOREIGN STOCKS (CONTINUED)
             JAPAN (CONTINUED)
   110,000   Kubota Corp.               $   589,048
     5,500   Kyocera Corp.                  396,598
    20,000   Kyushu Electric Power
             Co., Inc.                      396,308
        85   Mitsubishi Tokyo
             Financial Group, Inc.          802,716
       135   Nippon Telegraph &
             Telephone Corp.                570,248
    40,000   Nomura Holdings, Inc.          526,219
    50,000   QP Corp.                       442,221
    30,000   Ricoh Co. Ltd.                 530,376
    10,000   Sankyo Co. Ltd./Gunma          541,298
    12,600   Sega Sammy Holdings, Inc.*     812,353
    12,000   Sony Corp.                     445,411
   107,000   Sumitomo Chemical Co. Ltd.     554,367
   180,000   Taiheiyo Cement Corp.          473,249
    11,000   Takeda Pharmaceutical Co.
             Ltd.                           523,126
     7,000   Takefuji Corp.                 491,228
    18,400   Tokyo Electric Power Co.,
             Inc.                           439,302
    45,000   Toppan Forms Co. Ltd.          562,854
    36,000   Toyo Suisan Kaisha Ltd.        505,959
    15,000   Toyota Motor Corp.             584,312
    32,000   Yamaha Corp.                   489,024
    12,000   Yamanouchi Pharmaceutical
             Co. Ltd.                       437,292
                                        -----------

                                         15,216,355
                                        -----------
             LUXEMBOURG - 0.48%
    16,900   Arcelor                        377,154
                                        -----------
             MEXICO - 1.57%
   337,000   Carso Global Telecom SA,
             Class A1*                      612,290
    81,780   Cemex SA                       612,421
                                        -----------

                                          1,224,711
                                        -----------
             NETHERLANDS - 6.30%
    21,400   ABN AMRO Holding NV            579,120
    37,880   Aegon NV                       513,536
    12,000   Akzo Nobel NV                  501,032
    19,000   CSM                            557,515
    16,250   Heineken Holding NV,
             Class A                        495,887
     8,700   Hunter Douglas NV              459,533
    17,850   ING Groep NV                   513,766
    37,000   OCE NV                         566,718
    12,700   Royal Dutch Petroleum Co.      737,529
                                        -----------

                                          4,924,636
                                        -----------
             NORWAY - 0.67%
    57,000   DnB Holding ASA                522,607
                                        -----------
             SINGAPORE - 1.32%
    56,000   DBS Group Holdings Ltd.        540,633

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             FOREIGN STOCKS (CONTINUED)
             SINGAPORE (CONTINUED)
    48,150   Fraser and Neave Ltd.      $   491,327
                                        -----------

                                          1,031,960
                                        -----------
             SPAIN - 3.23%
    34,000   Banco Santander Central
             Hispano SA                     403,762
    23,200   Endesa SA                      528,334
    11,000   Fomento de Construcciones
             y Contratas SA                 534,846
    18,000   Iberdrola SA                   445,814
    24,000   Repsol YPF SA                  613,190
                                        -----------

                                          2,525,946
                                        -----------
             SWEDEN - 2.22%
    26,000   Electrolux AB, Series B        554,486
    38,000   Skandinaviska Enskilda
             Banken
             AB, Class A                    677,148
    11,000   SKF AB, B Shares*              506,180
                                        -----------

                                          1,737,814
                                        -----------
             SWITZERLAND - 2.98%
     2,200   Nestle SA                      577,535
    12,000   Novartis AG                    575,515
     1,900   Rieter Holding AG              575,515
     8,800   Swiss Reinsurance              601,969
                                        -----------

                                          2,330,534
                                        -----------
             UNITED KINGDOM - 19.68%
    25,000   Alliance & Leicester PLC       421,307
    60,000   Allied Domecq PLC              554,513
    28,000   Associated British Foods
             PLC                            397,929
    10,000   AstraZeneca PLC                375,334
    50,000   BAA PLC                        588,463
    51,800   Barclays PLC                   568,613
    37,000   Boots Group PLC                465,121
   124,000   BP PLC                       1,223,173
   170,000   Dixons Group PLC               508,209
    30,874   GlaxoSmithKline PLC            684,219
    46,000   HBOS PLC                       734,428
    17,000   HSBC Holdings PLC              281,679
    54,900   Kelda Group PLC                623,870
   243,120   Legal & General Group PLC      527,330
   240,000   MFI Furniture PLC              605,438
   110,000   Mitchells & Butlers PLC        674,799
    38,000   Provident Financial PLC        494,535
    76,000   Prudential PLC                 659,380
    85,000   Rank Group PLC                 429,653
   190,000   Rentokil Initial PLC           544,705
    16,300   Royal Bank of Scotland
             Group PLC                      541,391
    60,800   Shell Transport & Trading
             Co. PLC                        531,518
    60,000   Shire Pharmaceuticals PLC*     701,063

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


INTERNATIONAL VALUE FUND

------------------------------------------------------
  NUMBER OF
   SHARES                                  VALUE
------------------------------------------------------
             FOREIGN STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
    60,000   Unilever PLC               $   570,356
    47,000   United Utilities PLC           567,782
   220,000   Vodafone Group PLC             568,470
    32,000   Whitbread PLC                  531,729
                                        -----------
                                         15,375,007
                                        -----------

             TOTAL FOREIGN STOCKS
             (cost $55,507,817)          73,473,545
                                        -----------

             FOREIGN PREFERRED STOCK - 1.81%
             BRAZIL - 1.81%
     4,000   Banco Itau Holding
             Financeira SA                  595,761
    14,700   Cia Vale do Rio Doce,
             Class A                        370,798
    12,600   Petroleo Brasileiro SA         448,952
                                        -----------
                                          1,415,511
                                        -----------

             TOTAL FOREIGN PREFERRED
             STOCK
             (cost $642,540)              1,415,511
                                        -----------

             SHORT-TERM INVESTMENTS - 3.93%
 1,971,107   SSGA Money Market Fund       1,971,107
 1,101,841   SSGA U.S. Government
             Money Market Fund            1,101,841
                                        -----------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $3,072,948)            3,072,948
                                        -----------

             FOREIGN RIGHTS - 0.00%
             AUSTRIA - 0.00%
     1,900   OMV When Issued,
             Convertible
             Bond Rights *                       --
     1,900   OMV When Issued,
             Underlying
             Stock Rights*                       --
                                        -----------

             TOTAL FOREIGN RIGHTS
             (cost $0)                           --
                                        -----------

             TOTAL INVESTMENTS - 99.77%
             (cost $59,223,305) #        77,962,004
                                        -----------

             Cash and Other Assets,
             less Liabilities - 0.23%       177,134
                                        -----------

             NET ASSETS - 100.00%       $78,139,138
                                        ===========

             * NON-INCOME PRODUCING SECURITY.
             LTD. -- LIMITED
             PLC -- PUBLIC LIMITED COMPANY
             SSGA -- STATE STREET GLOBAL ADVISERS
             STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY
             AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED
             TO $0.

             # AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,223,305, AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $20,041,397 AND ($1,302,698), RESPECTIVELY.

             FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


------------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
------------------------------------------------------
             CORPORATE BONDS - 48.37%
             BANKS - 12.52%
$1,000,000   BankBoston NA Sub Notes
             (Bank of America),
             6.500%, 12/19/07           $ 1,073,092
 1,000,000   Fleet National Bank Sub
             Notes (Bank of America),
             5.750%, 01/15/09             1,058,750
 1,500,000   Household Finance Corp.
             Global Notes (HSBC
             Holdings),
             5.750%, 01/30/07             1,558,254
 1,000,000   Key Bank NA Oregon Sub
             Notes (KeyCorp),
             7.375%, 09/15/08             1,110,095
 1,000,000   Nationsbank Corp. Sub
             Notes (Bank of America),
             7.500%, 09/15/06             1,062,500
 1,000,000   Southtrust Bank NA Sub
             Notes, Putable @ 100 on
             01/09/08,
             6.125%, 01/09/28             1,139,336
 1,000,000   US Bank NA Notes,
             2.850%, 11/15/06               987,893
 1,000,000   Wells Fargo & Co. Global
             Notes,
             3.500%, 04/04/08               996,299
                                        -----------

                                          8,986,219
                                        -----------
             FINANCIAL - 12.50%
 1,000,000   Allstate Corp.,
             5.375%, 12/01/06             1,028,042
 1,000,000   Bear Stearns Cos., Inc.
             Global Notes,
             7.800%, 08/15/07             1,097,500
   500,000   Citigroup Global Markets
             Holdings, Inc. Global
             Notes,
             6.500%, 02/15/08               538,750
 1,000,000   Citigroup, Inc. Global
             Notes,
             5.750%, 05/10/06             1,028,546
   500,000   Donaldson, Lufkin &
             Jenrette, Inc. Sr Notes
             (Credit Suisse Group),
             6.500%, 04/01/08               536,250
 1,000,000   General Electric Capital
             Corp., MTN, Series A,
             5.000%, 06/15/07             1,028,349
 1,000,000   International Lease
             Finance Corp. (American
             International Group),
             MTN, Series M,
             5.800%, 08/15/07             1,044,578
 1,000,000   JPMorgan Chase & Co.
             Global Sr Notes,
             5.350%, 03/01/07             1,032,923
 1,000,000   Lehman Brothers Holdings,
             Inc. Global Notes,
             8.250%, 06/15/07             1,102,468


------------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             FINANCIAL (CONTINUED)
$  500,000   Merrill Lynch & Co., Inc.
             Global Notes,
             6.000%, 02/17/09           $   535,000
                                        -----------

                                          8,972,406
                                        -----------
             GAS/NATURAL GAS - 0.37%
   225,000   Dominion Resources, Inc.
             (Consolidated Natural
             Gas), Putable @ 100 on
             10/15/06,
             6.875%, 10/15/26               265,781
                                        -----------
             INDUSTRIAL - 7.11%
 2,000,000   Ford Motor Credit Co.
             Global Notes,
             6.875%, 02/01/06             2,051,142
 2,000,000   General Motors Acceptance
             Corp. Global Notes,
             6.125%, 08/28/07             2,029,490
 1,000,000   John Deere Capital Corp.
             Global Notes,
             4.500%, 08/22/07             1,018,109
                                        -----------

                                          5,098,741
                                        -----------
             MEDICAL PRODUCTS & SERVICES - 1.42%
 1,000,000   Merck & Co. Inc.,
             5.250%, 07/01/06             1,020,000
                                        -----------
             MISCELLANEOUS BUSINESS SERVICES - 1.48%
 1,000,000   Cendant Corp. Sr Notes,
             6.250%, 01/15/08             1,060,622
                                        -----------
             RAILROADS - 1.43%
 1,000,000   Union Pacific Corp. Notes,
             6.400%, 02/01/06             1,028,400
                                        -----------
             RETAIL - 2.04%
 1,465,000   McDonald's Corp., MTN,
             Series G,
             4.150%, 02/15/05             1,465,502
                                        -----------
             TECHNOLOGY - 6.47%
 1,000,000   Computer Associates, Inc.
             Sr Notes, Series B,
             6.500%, 04/15/08             1,066,250
 1,500,000   Computer Associates, Inc.
             Sr Notes, Series B,
             6.375%, 04/15/05             1,509,623
 1,000,000   Computer Sciences Corp.
             Notes,
             6.750%, 06/15/06             1,041,328
 1,000,000   International Business
             Machines Corp. Global
             Notes,
             4.875%, 10/01/06             1,022,724
                                        -----------

                                          4,639,925
                                        -----------

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JANUARY 31, 2005 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


------------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             TELEPHONES & TELECOMMUNICATIONS - 3.03%
$  905,000   Comcast Cable
             Communications Holdings,
             Inc. Global Notes,
             8.375%, 03/15/13           $ 1,117,971
 1,000,000   Verizon Global Funding
             Corp. Notes,
             6.125%, 06/15/07             1,053,742
                                        -----------

                                          2,171,713
                                        -----------

             TOTAL CORPORATE BONDS
             (cost $34,045,412)          34,709,309
                                        -----------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -
             39.82%
   750,000   Federal Farm Credit Bank,
             MTN,
             6.125%, 01/22/13               789,946
 2,000,000   Federal Farm Credit Bank,
             MTN,
             5.240%, 10/01/08             2,095,980
 1,000,000   Federal Home Loan Bank,
             6.500%, 08/14/09             1,107,293
   750,000   Federal Home Loan Bank,
             6.500%, 11/13/09               832,530
 1,000,000   Federal Home Loan Bank,
             5.890%, 06/30/08             1,068,460
 1,000,000   Federal Home Loan Bank,
             5.250%, 11/14/08             1,047,899
 3,000,000   Federal Home Loan Bank,
             4.875%, 11/15/06             3,074,718
 2,500,000   Federal Home Loan Bank,
             3.250%, 08/15/05             2,504,865
 4,500,000   Federal Home Loan Bank+,
             2.191%, 02/02/05             4,499,726
 2,000,000   Freddie Mac,
             4.000%, 09/22/09             1,983,378
   507,000   Freddie Mac, CMO,
             Sequential Class 2466 VB,
             6.500%, 07/15/13               514,389
 2,000,000   Freddie Mac, Global Notes,
             5.125%, 10/15/08             2,091,600
 3,000,000   Freddie Mac, Global Notes,
             2.850%, 02/23/07             2,960,958
 2,000,000   Freddie Mac, MTN,
             3.100%, 03/20/07             1,976,486
 1,500,000   Freddie Mac, MTN,
             3.000%, 06/02/06             1,493,781
   500,000   Private Export Funding
             Corp. (U.S. Government
             Guaranteed), Series B,
             6.490%, 07/15/07               531,250
                                        -----------

             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS
             (cost $28,245,027)          28,573,259
                                        -----------
------------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
------------------------------------------------------
             U.S. TREASURY OBLIGATIONS - 10.54%
$2,000,000   United States Treasury
             Bond,
             7.500%, 11/15/16           $ 2,581,940
 3,200,000   United States Treasury
             Bond,
             6.250%, 05/15/30             3,952,749
 1,000,000   United States Treasury
             Note,
             5.625%, 02/15/06             1,026,992
                                        -----------

             TOTAL U.S. TREASURY
             OBLIGATIONS
             (cost $7,266,431)            7,561,681
                                        -----------

             SHORT-TERM INVESTMENTS - 0.11%
    75,045   SSGA Money Market Fund          75,045
     5,507   SSGA U.S. Government
             Money Market Fund                5,507
                                        -----------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $80,552)                  80,552
                                        -----------

             TOTAL INVESTMENTS - 98.84%
             (cost $69,637,422) #        70,924,801
                                        -----------

             Cash and Other Assets,
             less Liabilities - 1.16%       834,661
                                        -----------

             NET ASSETS - 100.00%       $71,759,462
                                        ===========

             + RATE SHOWN WAS THE EFFECTIVE YIELD AT TIME OF PURCHASE. CMO -- COLLATERALIZED MORTGAGE OBLIGATION
             MTN -- MEDIUM TERM NOTE
              NA -- NATIONAL ASSOCIATION
             SUB -- SUBORDINATED
              SR -- SENIOR
            SSGA -- STATE STREET GLOBAL ADVISERS

             # AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $69,637,422, AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $1,685,976 AND ($398,597), RESPECTIVELY.

             FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS  QUARTERLY REPORT

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.










--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      JohnsonFamily Funds, Inc.


By (Signature and Title)*                         /s/ Colette M. Wallner
                                                  ----------------------
                                                  Colette M. Wallner, President

Date: March 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Colette M. Wallner
                                                  ----------------------
                                                  Colette M. Wallner, President

Date: March 24, 2005

By (Signature and Title)*                         /s/ Mark C. Behrens
                                                  -------------------
                                                  Mark C. Behrens, Treasurer

Date: March 24, 2005

* Print the name and title of each signing officer under his or her signature.